Net Loss Per Share	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
11.
Net Loss Per Share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	September 30,
	2023	2022
Numerator
Net loss	$(26,933)	$(65,973)
Net loss attributable to ordinary shareholders—basic and diluted	$(26,933)	$(65,973)
Denominator
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	65,217,110	57,384,985
Net loss per share attributable to ordinary shareholders— basic and diluted	$(0.41)	$(1.15)

The Company used the treasury stock method to determine the number of dilutive shares. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the nine months ended September 30, 2023 and 2022 because including them would have had an anti-dilutive effect:

	September 30,
	2023	2022
Unvested ordinary shares	803	21,493
Share options	9,495,332	8,171,164
Restricted share units	1,170,431	459,450
Total	10,666,566	8,652,107